Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
7% Convertible Notes Payable Due August 31, 2019 [Member]
Notes Payable (Textual)
Debt interest percentage		7.00%
Notes Payable [Member] | Productions And Entertainment, Inc [Member]
Notes Payable (Textual)
Debt principal amount		$ 121,000
Debt interest percentage		5.40%
Mark White [Member]
Notes Payable (Textual)
Loan payable	$ 500,000
Debt interest percentage	3.00%
Mark White [Member] | 7% Convertible Notes Payable Due August 31, 2019 [Member]
Notes Payable (Textual)
Debt principal amount		$ 500,000
Chief Financial Officer [Member] | 7% Convertible Notes Payable Due August 31, 2019 [Member]
Notes Payable (Textual)
Debt principal amount		$ 500,000